Fair Value Measurements (Details) - Schedule of fair value measurements - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnout liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value (in Dollars)	$ 5,743
Valuation methodology	Monte Carlo Simulation
Common stock price (in Dollars per share)	$ 7.85
Expected term (in years)	2 years 8 months 23 days
Expected volatility	74.00%
Risk-free interest rate	0.90%
Derivative tranche liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value (in Dollars)		$ 8,158
Valuation methodology		Black-Scholes
Common stock price (in Dollars per share)		$ 0.16
Expected term (in years)		47 years 7 days
Expected volatility		0.08%
Risk-free interest rate		0.00%